INVESTMENTS IN ASSOCIATED COMPANIES (Summary) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Disposal group, disposed of by sale, not discontinued operations | River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Subsidiary, percentage ownership sold (in percentage)				50.10%
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%
Equity method investment, ownership percentage				49.90%